Digital assets - Fair values of digital assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Digital assets
Total	$ 9,428	$ 4,832
Maximum percentage of other crypto assets	5.00%
Bitcoin ("BTC")
Digital assets
Total	$ 6,315	2,064
Ethereum ("ETH")
Digital assets
Total	2,534	743
USD Tether ("USDT")
Digital assets
Total	15	10
USDC
Digital assets
Total	273	1,827
Others (Note)
Digital assets
Total	$ 291	$ 188